RULE 497(e)
                                                      Registration No. 33-74470
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INSTITUTIONAL DAILY INCOME FUND

                                          600 FIFTH AVENUE, NEW YORK, N.Y. 10020
                                                                  (212) 830-5220
================================================================================


                         SUPPLEMENT DATED JUNE 30, 2000
                    TO THE CURRENTLY EFFECTIVE PROSPECTUS AND
     STATEMENT OF ADDITIONAL INFORMATION OF INSTITUTIONAL DAILY INCOME FUND


     Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots Group, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and will continue to use the holding company structure. Nvest affiliates, including Reich & Tang Asset Management, L.P. ("RTAM") will retain their investment independence, brand names, management and operating autonomy. The transaction will not affect daily operations of the Fund or the investment management activities of RTAM.


        RTAM serves as investment adviser of the above-named fund.


     Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies, L.P. Under the rules for mutual funds, the transaction may result in a change of control for RTAM and, therefore, an assignment of the Funds' investment advisory agreements with RTAM, which generally is not permitted under the Investment Company Act of 1940. Consequently, it is anticipated that RTAM will seek approval of new agreements, which will be substantially identical to the existing agreements, from the Fund's Board of Trustees and shareholders prior to consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.

                                                                    RULE 497(e)
                                                      Registration No. 33-74470
================================================================================
INSTITUTIONAL DAILY INCOME FUND
Pinnacle Class of Shares - Distributed through Mutual Securities, Inc.


                                          600 FIFTH AVENUE, NEW YORK, N.Y. 10020
                                                                  (212) 830-5220
================================================================================
                        SUPPLEMENT DATED JUNE 30, 2000
                    TO THE CURRENTLY EFFECTIVE PROSPECTUS AND
     STATEMENT OF ADDITIONAL INFORMATION OF INSTITUTIONAL DAILY INCOME FUND


     Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots Group, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and will continue to use the holding company structure. Nvest affiliates, including Reich & Tang Asset Management, L.P. ("RTAM") will retain their investment independence, brand names, management and operating autonomy. The transaction will not affect daily operations of the Fund or the investment management activities of RTAM.


        RTAM serves as investment adviser of the above-named fund.


     Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies, L.P. Under the rules for mutual funds, the transaction may result in a change of control for RTAM and, therefore, an assignment of the Funds' investment advisory agreements with RTAM, which generally is not permitted under the Investment Company Act of 1940. Consequently, it is anticipated that RTAM will seek approval of new agreements, which will be substantially identical to the existing agreements, from the Fund's Board of Trustees and shareholders prior to consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.